Financing Arrangements (Tables)	12 Months Ended
May 31, 2011
Debt Disclosure [Abstract]
Schedule of long-term debt, including current maturites

Long-term debt as of May 31, 2011 and 2010, respectively, consisted of the following:

	May 31,	May 31,			Combination			Combination
	2011	2011		May 31,	Fair	May 31,	May 31,	Fair	May 31,
	Stated	Effective		2011	Market	2011	2010	Market	2010
	Interest	Interest	Maturity	Stated	Value	Carrying	Stated	Value	Carrying
(in millions)	Rate	Rate	Date	Value	Adjustment	Value	Value	Adjustment	Value
Industrial revenue and recovery zone bonds	1.525% - 7.7%	5.27%	2022-2040	$44.7	$1.0	$45.7	$27.1	$1.1	$28.2
Unsecured notes	7.375% - 7.625%	7.59%	2014-2016	469.4	0.7	470.1	924.8	1.6	926.4
Unsecured debentures	7.3% - 9.45%	7.15%	2011-2028	254.6	4.2	258.8	254.7	4.6	259.3
Capital leases and other	6.2% - 9.93%	7.11%	2012-2014	34.7	-	34.7	46.9	-	46.9
Total long-term debt				803.4	5.9	809.3	1,253.5	7.3	1,260.8
Less current portion				47.4	0.6	48.0	14.4	0.8	15.2
Total long-term debt,
less current maturities				$756.0	$5.3	$761.3	$1,239.1	$6.5	$1,245.6

Scheduled maturities of long-term debt	Scheduled maturities of long-term debt are as follows for the periods ending May 31:
(in millions)
2012	$48.0
2013	1.1
2014	1.1
2015	0.8
2016	1.5
Thereafter	756.8
Total	$809.3